Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 121,882	$ 44,247	$ 67,400
Accounts receivable, net of allowances of $225, $336 and $358 for 2011, 2012 and June 30, 2013, respectively	16,961	14,106	8,569
Prepaid expenses and other current assets	3,595	2,379	1,936
Total current assets	142,438	60,732	77,905
Property and equipment, net	10,918	5,617	1,450
Goodwill	9,537	9,537
Intangible assets, net	2,645	2,734	244
Other assets	642	536	139
Total assets	166,180	79,156	79,738
Current liabilities:
Accounts payable	4,602	2,217	2,820
Accrued expenses and other current liabilities	13,052	8,945	4,466
Deferred revenue	30,566	20,642	10,968
Current portion of credit facility	1,297	582
Total current liabilities	49,517	32,386	18,254
Credit facility, net of current portion	5,316	3,058
Deferred rent	1,370	148	176
Total liabilities	56,203	35,592	18,430
Commitments and contingencies (Note 7)
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value $0.0001 per share - 50,067,383, 51,752,313 and 20,000,000 shares authorized as of December 31, 2011, 2012 and June 30, 2013; 25,033,684, 25,876,142 and 0 shares issued and outstanding as of December 31, 2011, 2012 and June 30, 2013; liquidation preference of $107,084,942, $119,384,828 and $0 as of December 31, 2011, 2012 and June 30, 2013		119,121	106,821
Common stock, par value $0.0001 per share - 75,000,000, 100,000,000 and 1,000,000,000 shares authorized as of December 31, 2011, 2012 and June 30, 2013; 2,695,291, 3,195,418 and 37,002,877 shares issued and outstanding as of December 31, 2011, 2012 and June 30, 2013	4
Additional paid-in capital	213,931	6,499	2,184
Accumulated other comprehensive income	157	145	119
Accumulated deficit	(104,115)	(82,201)	(47,816)
Total stockholders' equity	109,977	43,564	61,308
Total liabilities and stockholders' equity	$ 166,180	$ 79,156	$ 79,738